STOCKHOLDERS’ EQUITY (DEFICIT) (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Number of shares issued, value	$ 477,417	$ 43,750
Number of shares issued for services		7,354,312
Number of shares issued for settlement of interest payable		61,533
Stock-based compensation		$ 635
Fair value of shares issued	4,400
Warrant [Member]
Class of Stock [Line Items]
Intrinsic value of warrants outstanding	$ 0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued for services	200,000
Value of equity issued for services rendered	$ 4,400
Aibotics, Inc. [Member]
Class of Stock [Line Items]
Number of shares issued	477,417	43,750
Number of shares issued, value	$ 477,417	$ 43,750
Value of equity issued for services rendered		635
Fair value of shares issued		$ 0